Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 38,789	$ 49,894	$ 48,321	$ 100,773
Cost of revenues	(39,290)	(50,539)	(51,345)	(64,168)
Gross profit / (loss)	(501)	(645)	(3,024)	36,605
Operating expenses:
Selling, general and administrative expenses	(3,577,937)	(4,602,300)	(1,400,873)	(937,200)
Research and development costs	(176,385)	(226,884)	(241,362)	(167,734)
Total operating expenses	(3,754,322)	(4,829,184)	(1,642,235)	(1,104,934)
Loss from operations	(3,754,823)	(4,829,829)	(1,645,259)	(1,068,329)
Other (expense)/ income:
Other income	182,271	234,455	173,865	39,149
Interest expense	(11,447)	(14,724)	(37,210)	(56,587)
Total other (expense)/ income, net	170,824	219,731	136,655	(17,438)
Loss before tax expense	(3,583,999)	(4,610,098)	(1,508,604)	(1,085,767)
Income tax expense
Loss before equity in net earnings of affiliates	(3,583,999)	(4,610,098)	(1,508,604)	(1,085,767)
Equity in net earnings of affiliates	(49,249)	(63,349)	(51,931)	(33,788)
Net loss	(3,633,248)	(4,673,447)	(1,560,535)	(1,119,555)
Other comprehensive income/ (loss):
Foreign currency translation, net of income tax	272,204	350,136	(1,903)	570
Total comprehensive loss	$ (3,361,044)	$ (4,323,311)	$ (1,562,438)	$ (1,118,985)
Loss per share attributable to weighted average number of outstanding ordinary shares
Basic (cents) | (per share)	$ (17.75)	$ (22.83)	$ (8.68)	$ (6.22)
Diluted (cents) | (per share)	$ (17.75)	$ (22.83)	$ (8.68)	$ (6.22)
Basic	20,471,507	20,471,507	18,000,000	18,000,000
Diluted	20,471,507	20,471,507	18,000,000	18,000,000